CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2014
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
26.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Origin Agritech Limited (the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB109,651 and RMB109,651 as of September 30, 2013 and 2014, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	September 30
	2013	2014	2014
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	4,332	671	109
Other receivables	3	3	-
Due from inter-companies	125,319	123,601	20,090
Total current assets	129,654	124,275	20,199
Investment in unconsolidated subsidiaries	189,216	145,500	23,649
Total assets	318,870	269,775	43,848

LIABILITIES AND EQUITY
Current liabilities
Due to related parties	1,460	1,459	236
Other payables and accrued expenses	13	14	2
Income tax payable	39,059	-	-
Total current liabilities	40,532	1,473	238
Long-term loan	12,296	12,305	2,000
Total liabilities	52,828	13,778	2,238
Total stockholders’ equity	266,042	255,997	41,610
Total liabilities and stockholders’ equity	318,870	269,775	43,848

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Revenues	-	-	-	-
Cost of revenues	-	-	-	-
Operating expenses
Selling and marketing	-	-	-	-
General and administrative	(7,475)	(5,694)	(5,025)	(817)
Research and development	-	-	-	-
Other income, net	1,595	296	286	46
Loss from operations	(5,880)	(5,398)	(4,739)	(771)
Equity in earnings (loss) of unconsolidated subsidiaries	4,446	13,044	(43,579)	(7,082)
Interest income	-	-	-	-
Interest expense	-	(152)	(268)	(44)
Income (loss) before income taxes	(1,434)	7,494	(48,586)	(7,897)
Income tax (expense) benefits
Income tax expense	-	-	-
Reversal of contingent tax liability	-	-	39,059	6,348
Income tax (expense) benefits	-	-	39,059	6,348

Net income(loss)	(1,434)	7,494	(9,527)	(1,549)
Other comprehensive income (loss)
Foreign currency translation difference	117	1,890	(56)	(10)
Total comprehensive income (loss)	(1,317)	9,384	(9,583)	(1,559)

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Net cash used in operating activities	(2,137)	(1,666)	(3,288)	(534)
Net cash provided by (used in) financing activities	3,327	7,907	(452)	(74)
Net increase in cash and cash equivalents	1,190	6,241	(3,740)	(608)
Cash and cash equivalents, beginning of year	1,099	1,991	4,332	704
Effect of exchange rate changes on cash and cash equivalents	(298)	(3,900)	79	13
Cash and cash equivalents, end of year	1,991	4,332	671	109

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.